Schedule III - Disclosure of Supplementary Insurance Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of supplementary insurance information and deferred policy acquisition costs [line items]
Deferred policy acquisition costs	€ 10,480	€ 9,729	€ 10,942
Future policy benefits	311,467	306,311	326,964
Unearned premiums	5,341	5,447	5,822
Other policy claims and benefits	3,158	3,036	3,244
Net investment income	7,035	7,338	7,788
Benefits, claims and losses	21,331	25,537	25,929
Amortization of deferred policy acquisition costs	914	770	837
Other operating expenses	5,311	5,155	5,513
Premiums written	16,653	19,395	20,277
Americas [member]
Disclosure of supplementary insurance information and deferred policy acquisition costs [line items]
Deferred policy acquisition costs	8,816	8,188	8,958
Future policy benefits	166,644	171,122	185,654
Unearned premiums	5,125	5,241	5,625
Other policy claims and benefits	2,100	1,982	2,151
Net investment income	3,120	3,362	3,711
Benefits, claims and losses	7,767	8,585	8,913
Amortization of deferred policy acquisition costs	720	552	576
Other operating expenses	3,219	2,953	3,438
Premiums written	6,069	6,387	6,824
The Netherlands [member]
Disclosure of supplementary insurance information and deferred policy acquisition costs [line items]
Deferred policy acquisition costs	66	76	84
Future policy benefits	60,011	62,446	63,526
Unearned premiums	62	61	59
Other policy claims and benefits	934	932	977
Net investment income	2,263	2,173	2,133
Benefits, claims and losses	3,546	4,430	3,726
Amortization of deferred policy acquisition costs	20	19	24
Other operating expenses	806	925	967
Premiums written	1,960	2,192	2,477
United Kingdom [member]
Disclosure of supplementary insurance information and deferred policy acquisition costs [line items]
Deferred policy acquisition costs	859	903	996
Future policy benefits	76,254	65,052	69,505
Unearned premiums	16	14	11
Other policy claims and benefits	5	6	6
Net investment income	1,346	1,516	1,661
Benefits, claims and losses	9,218	11,796	12,618
Amortization of deferred policy acquisition costs	101	111	148
Other operating expenses	604	646	518
Premiums written	7,299	9,266	9,331
Central & Eastern Europe [member]
Disclosure of supplementary insurance information and deferred policy acquisition costs [line items]
Deferred policy acquisition costs	74	70	71
Future policy benefits	1,714	1,910	1,905
Unearned premiums	31	23	18
Other policy claims and benefits	85	86	75
Net investment income	48	49	45
Benefits, claims and losses	396	416	395
Amortization of deferred policy acquisition costs	49	54	59
Other operating expenses	216	207	185
Premiums written	625	614	568
Spain & Portugal [member]
Disclosure of supplementary insurance information and deferred policy acquisition costs [line items]
Deferred policy acquisition costs	1	1	1
Future policy benefits	768	796	799
Other policy claims and benefits	17	15	12
Net investment income	29	31	36
Benefits, claims and losses	165	153	143
Other operating expenses	98	93	90
Premiums written	140	150	143
Asia [member]
Disclosure of supplementary insurance information and deferred policy acquisition costs [line items]
Deferred policy acquisition costs	665	490	832
Future policy benefits	6,064	4,969	5,558
Unearned premiums	106	100	105
Other policy claims and benefits	16	15	22
Net investment income	225	203	196
Benefits, claims and losses	231	153	130
Amortization of deferred policy acquisition costs	24	33	31
Other operating expenses	91	95	111
Premiums written	550	778	927
Holding and other activities [member]
Disclosure of supplementary insurance information and deferred policy acquisition costs [line items]
Future policy benefits	12	16	16
Unearned premiums	2	8	4
Premium revenue	2	1	(2)
Net investment income	5	5	6
Benefits, claims and losses	6	5	3
Other operating expenses	127	76	66
Premiums written	10	8	7
Asset management [member]
Disclosure of supplementary insurance information and deferred policy acquisition costs [line items]
Other operating expenses	€ 151	€ 159	€ 138